INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2013	2014
Raw materials	$837	$41
Finished products	136	736

	$973	$777